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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.
IRS Circular 230 Notice Requirement. This communication is not given in the form of a covered opinion, within the meaning of Circular 230 issued by the United States Secretary of the Treasury. Thus, we are required to inform you that you cannot rely upon any tax advice contained in this communication for the purpose of avoiding United States federal tax penalties. In addition, any tax advice contained in this communication may not be used to promote, market or recommend a transaction to another party.

Institutional Investment Manager Filing this Report:

Name:             Bluecrest Capital Management Limited
Address:          40 Grosvenor Place, London SW1X  7AW

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark Jessop
Title:  Operations Manager
Phone:  +44 20 7201 5804

Signature, Place, and Date of Signing:

 /s/ Mark Jessop                                   London, UK                                 October 27, 2006
------------------------------------       -----------------------------               ---------------------------------
        [Signature]                               [City, State]                                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            0
                                                                    ------------

Form 13F Information Table Entry Total:                                      66
                                                                    ------------

Form 13F Information Table Value Total:                              $1,026,965
                                                                    ------------
                                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name
         --------          ------------------------           ------------------

         None.

                                                Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                     Quarter ended Sep 30, 2006

                                                                                     Investment Discretion       Voting Authority
                                                     Fair Market  Shares or SH/
                                            Cusip        Value    Principal PRN Put/     Shared- Shared- Other
Issuer                     Title of Class   Number   in thousands)  Amount      Call Sole Defined Other  Mngrs  Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALCATEL                    SPONSORED ADR   013904 30 5  $28,258   2,320,000 SH         X                      2,320,000
ALLTEL CORP                COM             020039 10 3  $37,335    672,706  SH         X                       672,706
------------------------------------------------------------------------------------------------------------------------------------
AMR CORP                   COM             001765 10 6  $39,338   1,700,000 SH         X                      1,700,000

------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                   COM             00206R 10 2   $179       5,500   SH         X                        5,500

------------------------------------------------------------------------------------------------------------------------------------
AU OPTRONICS CORP          SPONSORED ADR   002255 10 7  $1,439     101,000  SH         X                       101,000

------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA
PROCESSING IN              COM             053015 10 3  $28,593    604,000  SH         X                       604,000

------------------------------------------------------------------------------------------------------------------------------------
BANCO BRADESCO S A         SP ADR PFD NEW  059460 30 3   $867      26,000   SH         X                       26,000

------------------------------------------------------------------------------------------------------------------------------------
BANCO ITAU HLDG
FINANCIERA S               SP ADR 500 PFD  059602 20 1  $43,965   1,465,496 SH         X                      1,465,496

------------------------------------------------------------------------------------------------------------------------------------
BOEING CO                  CALL            097023 10 5    $35      75,000   SH   CALL  X                       75,000

------------------------------------------------------------------------------------------------------------------------------------
BOEING CO                  PUT             097023 10 5   $217      75,000   SH   PUT   X                       75,000

------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB
CO                         COM             110122 10 8  $43,558   7,747,916 SH         X                      7,747,916

------------------------------------------------------------------------------------------------------------------------------------


                                                Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                     Quarter ended Sep 30, 2006

                                                                                     Investment Discretion       Voting Authority
                                                     Fair Market  Shares or SH/
                                            Cusip        Value    Principal PRN Put/     Shared- Shared- Other
Issuer                     Title of Class   Number   in thousands)  Amount      Call Sole Defined Other  Mngrs  Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
CEMEX SAB DE CV            SPON ADR 5 ORD  151290 88 9  $4,221     140,316  SH         X                       140,316

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA ENERGETICA
DE MINA                    SP ADR N-V PFD  204409 60 1  $1,452     37,000   SH         X                       37,000

------------------------------------------------------------------------------------------------------------------------------------
CENTRAL EUROPEAN DIST
CORP                       COM             153435 10 2  $4,553     194,500  SH         X                       194,500

------------------------------------------------------------------------------------------------------------------------------------
CHARTERED SEMICONDUCTOR
MFG                        ADR             16133R 10 6   $374      50,000   SH         X                       50,000

------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE HLDGS
INC                        CL A            167760 10 7  $14,348    30,000   SH         X                       30,000

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO
RIO DOCE                   SPON ADR PFD    204412 10 0  $9,277     501,200  SH         X                       501,200

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS
DAS AME                    SPON ADR PFD    20441W 20 3    $2         50     SH         X                         50

------------------------------------------------------------------------------------------------------------------------------------
COMPANHIA SIDERURGICA
NACION                     SPONSORED ADR   20440W 10 5  $7,278     256,000  SH         X                       256,000

------------------------------------------------------------------------------------------------------------------------------------
CPFL ENERGIA S A           SPONSORED ADR   126153 10 5   $815      21,200   SH         X                       21,200

------------------------------------------------------------------------------------------------------------------------------------


                                                Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                     Quarter ended Sep 30, 2006

                                                                                     Investment Discretion       Voting Authority
                                                     Fair Market  Shares or SH/
                                            Cusip        Value    Principal PRN Put/     Shared- Shared- Other
Issuer                     Title of Class   Number   in thousands)  Amount      Call Sole Defined Other  Mngrs  Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
CRESUD S A C I F Y A       SPONSORED ADR   226406 10 6   $849      62,442   SH         X                       62,442

------------------------------------------------------------------------------------------------------------------------------------
DESARROLLADORA HOMEX
S A DE                     SPONSORED ADR   25030W 10 0  $9,338     247,300  SH         X                       247,300

------------------------------------------------------------------------------------------------------------------------------------
DEXCOM INC                 COM             252131 10 7  $13,956   1,253,941 SH         X                      1,253,941

------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP            COM             319963 10 4  $50,877   1,211,363 SH         X                      1,211,363

------------------------------------------------------------------------------------------------------------------------------------
FLORIDA ROCK INDS INC      COM             341140 10 1  $28,220    729,000  SH         X                       729,000

------------------------------------------------------------------------------------------------------------------------------------
FOCUS MEDIA HLDG LTD       SPONSORED ADR   34415V 10 9  $1,390     24,000   SH         X                       24,000

------------------------------------------------------------------------------------------------------------------------------------
GOL LINHAS AEREAS INTLG
S A                        SP ADR REP PFD  38045R 10 7  $1,374     40,000   SH         X                       40,000

------------------------------------------------------------------------------------------------------------------------------------
GRANT PRIDECO INC          COM             38821G 10 1  $29,577    789,275  SH         X                       789,275

------------------------------------------------------------------------------------------------------------------------------------
GREAT ATLANTIC & PAC
TEA INC                    COM             390064 10 3  $18,443    765,924  SH         X                       765,924

------------------------------------------------------------------------------------------------------------------------------------
GRUPO TELEVISA SA
DE CV                      SP ADR REP ORD  40049J 20 6   $991      46,600   SH         X                       46,600

------------------------------------------------------------------------------------------------------------------------------------



                                                Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                     Quarter ended Sep 30, 2006

                                                                                     Investment Discretion       Voting Authority
                                                     Fair Market  Shares or SH/
                                            Cusip        Value    Principal PRN Put/     Shared- Shared- Other
Issuer                     Title of Class   Number   in thousands)  Amount      Call Sole Defined Other  Mngrs  Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO             COM             406216 10 1  $25,346    890,879  SH         X                       890,879

------------------------------------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG LTD       SPONSORED ADR   413216 30 0  $5,237     405,000  SH         X                       405,000

------------------------------------------------------------------------------------------------------------------------------------
INFOSYS TECHNOLOGIES
LTD                        SPONSORED ADR   456788 10 8  $2,005     42,000   SH         X                       42,000

------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON INC             COM             524901 10 5  $30,762    305,000  SH         X                       305,000

------------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                 COM             540424 10 8  $72,787   1,920,500 SH         X                      1,920,500

------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY
GROUP LTD                  CALL            G5876H 10 5   $228      400,000  SH   CALL                          400,000

------------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP NEW            COM             60467R 10 0  $42,938   1,572,245 SH         X                      1,572,245

------------------------------------------------------------------------------------------------------------------------------------
MITTAL STEEL CO N V        NY REG SH CL A  60684P 10 1  $42,944   1,236,158 SH         X                      1,236,158

------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO
INC                        COM             637071 10 1  $26,064    445,162  SH         X                       445,162

------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC              CL B NEW        62913F 20 1  $5,427     87,300   SH         X                       87,300

------------------------------------------------------------------------------------------------------------------------------------
PATTERSON UTI ENERGY INC   COM             703481 10 1  $2,226     93,683   SH         X                       93,683

------------------------------------------------------------------------------------------------------------------------------------



                                                Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                     Quarter ended Sep 30, 2006

                                                                                     Investment Discretion       Voting Authority
                                                     Fair Market  Shares or SH/
                                            Cusip        Value    Principal PRN Put/     Shared- Shared- Other
Issuer                     Title of Class   Number   in thousands)  Amount      Call Sole Defined Other  Mngrs  Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
PETROCHINA CO LTD          SPONSORED ADR   71646E 10 0   $323       3,000   SH         X                        3,000

------------------------------------------------------------------------------------------------------------------------------------
PETROLEO BRASILEIRO
SA PETRO                   SPONSORED ADR   71654V 40 8  $71,365    851,307  SH         X                       851,307

------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                 CALL            717081 10 3    $1       500,000  SH   CALL  X                       500,000

------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP          CALL            717265 10 2   $220      54,945   SH   CALL  X                       54,945

------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC            COM             745867 10 1    $6         200    SH         X                         200

------------------------------------------------------------------------------------------------------------------------------------
QIMONDA AG                 SPONSORED ADR   746904 10 1  $33,006   1,941,500 SH         X                      1,941,500

------------------------------------------------------------------------------------------------------------------------------------
RITE AID CORP              COM             767754 10 4  $36,214   7,976,713 SH         X                      7,976,713

------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY         SHS             G7945J 10 4  $30,594   1,325,000 SH         X                      1,325,000

------------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR HLDRS TR     DEP RCPT        816636 20 3  $2,452     71,500   SH         X                       71,500

------------------------------------------------------------------------------------------------------------------------------------
SMURFIT-STONE CONTAINER
CORP                       COM             832727 10 1  $26,678     2,382   SH         X                        2,382

------------------------------------------------------------------------------------------------------------------------------------




                                                Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                     Quarter ended Sep 30, 2006

                                                                                     Investment Discretion       Voting Authority
                                                     Fair Market  Shares or SH/
                                            Cusip        Value    Principal PRN Put/     Shared- Shared- Other
Issuer                     Title of Class   Number   in thousands)  Amount      Call Sole Defined Other  Mngrs  Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
SPANSION INC               COM CL A        84649R 10 1  $32,507   1,950,000 SH         X                      1,950,000

------------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP         COM FON         852061 10 0  $17,640   1,028,547 SH         X                      1,028,547

------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP             CALL            855244 10 9   $122      150,000  SH         X                       150,000

------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP             PUT             855244 10 9   $458      400,000                                     400,000

------------------------------------------------------------------------------------------------------------------------------------
ST PAUL TRAVELERS INC      COM             792860 10 8  $30,980    660,700  SH         X                       660,700

------------------------------------------------------------------------------------------------------------------------------------
SYSCO CORP                 COM             871829 10 7  $1,554     46,452   SH         X                       46,452

------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR
MFG LTD                    SPONSORED ADR   874039 10 0  $2,411     251,100  SH         X                       251,100

------------------------------------------------------------------------------------------------------------------------------------
TAM SA                     SP ADR REP PFD  87484D 10 3  $6,077     190,500  SH         X                       190,500

------------------------------------------------------------------------------------------------------------------------------------
TELE NORTE LESTE PART
S A                        SPON ADR PFD    879246 10 6  $5,498     401,000  SH         X                       401,000

------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                CALL            879664 10 0   $215      300,000  SH   CALL  X                       300,000

------------------------------------------------------------------------------------------------------------------------------------
TENNECO INC                COM             880349 10 5  $37,528   1,604,425 SH         X                      1,604,425

------------------------------------------------------------------------------------------------------------------------------------



                                                Bluecrest Capital Management Limited
                                                     Form 13F Information Table
                                                     Quarter ended Sep 30, 2006

                                                                                     Investment Discretion       Voting Authority
                                                     Fair Market  Shares or SH/
                                            Cusip        Value    Principal PRN Put/     Shared- Shared- Other
Issuer                     Title of Class   Number   in thousands)  Amount      Call Sole Defined Other  Mngrs  Sole    Shared None
------------------------------------------------------------------------------------------------------------------------------------
TERNIUM SA                 SPON ADR        880890 10 8    $94       4,068   SH         X                        4,068

------------------------------------------------------------------------------------------------------------------------------------
UNITED MICROELECTRONICS
CORP                       SPONSORED ADR   910873 20 7  $1,959     636,000  SH         X                       636,000

------------------------------------------------------------------------------------------------------------------------------------
VOTORANTIM CELULOSE E
PAPEL                      SPONSORED ADR   92906P 10 6  $3,896     230,000  SH         X                       230,000


------------------------------------------------------------------------------------------------------------------------------------
WHOLE FOODS MKT INC        COM             966837 10 6  $8,084     136,029  SH         X                       136,029

------------------------------------------------------------------------------------------------------------------------------------

Total Fair Market Value                              $1,026,965
(in thousands)

